Taxation (Tables)	12 Months Ended
Mar. 31, 2023
Taxes Payable [Abstract]
Schedule of Composition of Income Tax (Expenses)/Benefits

Composition of income tax (expenses)/benefits

	For the year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
Current income tax expense	(9,825)	(1,450)	(6,965)
Deferred income tax benefit	4,644	15,962	8,948
	(5,181)	14,512	1,983

Schedule of Components of Loss Before Tax

The components of loss before tax are as follows:

	For the year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
Loss before tax
Loss from PRC entities	(61,292)	(138,698)	(92,070)
Loss from Cayman Islands and Hong Kong entities	(261,498)	(518,188)	(96,319)
Total loss before tax	(322,790)	(656,886)	(188,389)

	For the year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
Income tax (expense)/benefit
Current income tax expense	(9,825)	(1,450)	(6,965)
Deferred tax benefit	4,644	15,962	8,948
Total income tax (expense)/benefit	(5,181)	14,512	1,983

Schedule of Reconciliation of the Differences Between Statutory Tax Rate and the Effective Tax Rate

Reconciliation of the differences between statutory tax rate and the effective tax rate

Reconciliation of the differences between the PRC statutory tax rate of 25% and the Group’s effective tax rate is as follows:

	For the year ended March 31,
	2021	2022	2023
PRC Statutory tax rate	25%	25%	25%
Difference in EIT rates of certain subsidiaries	(21%)	(29%)	(12%)
Permanent book – tax difference	(2%)	(8%)	(3%)
Additional deduction for research and development expenditures	3%	1%	2%
Effect of change on tax rate	0%	0%	(18)%
Changes in valuation allowance	(6%)	13%	7%
Effective tax rate	(1%)	2%	1%

Schedule of Significant Components of Deferred Tax Assets and Liabilities
(c)
Deferred tax assets and liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. Significant components of the Group’s deferred tax assets are as follows:

	As of March 31,
	2022	2023
	RMB	RMB
Deferred tax assets:
- Tax losses carried forward	282,984	125,113
- Carryforwards of un-deducted advertising expenses	167,812	329,868
- Accruals and other liabilities	5,773	8,394
- Provision for doubtful accounts	7,879	4,312
- Impairment of available-for-sale investments	1,255	900
Less: valuation allowance	(465,703)	(468,587)
Net deferred tax assets	—	—
Deferred tax liabilities:
- Recognition of intangible assets arisen from business combination and unrealized holding gain	12,112	3,369
Net deferred tax liabilities	12,112	3,369

Schedule of Operating Loss Carry Forward

As of March 31, 2023, net operating loss carry forwards from PRC entities will expire as follows:

At December 31,	RMB
2023	20,518
2024	110,411
2025	141,244
2026	98,601
2027	77,860
Thereafter	94,381
543,015

Schedule of Movement of Valuation Allowance

Movement of valuation allowance

	For the year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of the period	752,907	540,973	465,703
Addition	16,934	19,865	10,298
Effect of change on tax rate	—	—	30,001
Written off for expiration of net operating losses	(225,742)	(2,380)	(20,022)
Utilization of previously unrecognized tax loss and un-deductible advertising expenses	(3,126)	(92,755)	(17,393)
Balance at end of the period	540,973	465,703	468,587

Uncertain tax positions

As of March 31, 2022, the Group did not record any reserves for uncertain tax positions.

For the year ended March 31, 2023, and as a result of information obtained through an ongoing tax examination regarding one of the Company’s PRC subsidiaries for the period from January 1, 2019 to December 31, 2021, the Group updated its estimate of the realizable benefit of an uncertain tax position that had originally been expected to be fully sustained through examination. As a result, a reserve related to an uncertain tax position of RMB6,680, including interest of RMB2,447, was recorded for the year ended March 31, 2023. It is possible that the estimate and ultimate resolution of this matter may further change as the examination progresses and ultimately concludes. However, any potential change to the Group’s current estimation is not expected to be material.

In general, the PRC tax authorities have up to five years to review a company’s tax filings. Accordingly, tax filings of the Company’s PRC subsidiaries and VIEs for tax years 2018 through 2022 remain subject to the review by the relevant PRC tax authorities.